Average Annual Total Returns		12 Months Ended	44 Months Ended	50 Months Ended	60 Months Ended	112 Months Ended
	May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		1.56%		1.01%
Performance Inception Date	Oct. 25, 2021
Guardian Small-Mid Cap Core VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%		10.52%
Guardian Small-Mid Cap Core VIP Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.92%		4.07%
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.66%	11.28%
Performance Inception Date	Sep. 01, 2016
Guardian Large Cap Disciplined Value VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.38%			13.59%	14.78%
Guardian Large Cap Disciplined Value VIP Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.92%			11.33%	10.18%
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		10.13%			10.63%	10.21%
Performance Inception Date	Sep. 01, 2016
Guardian Growth & Income VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.38%			13.59%	14.78%
Guardian Growth & Income VIP Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.92%			11.33%	10.18%
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	10.31%
Performance Inception Date	May 02, 2022
Guardian Balanced Allocation VIP Fund | Standard & Poor's 500® (65%)/Bloomberg US Aggregate Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.24%	11.61%
Guardian Balanced Allocation VIP Fund | Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.89%	16.31%
Guardian Balanced Allocation VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	2.85%